UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2013

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.05%

Aerospace & Defense 0.98%

Esterline Technologies Corp.*	303,000	$24,207

Automobiles 0.53%

Harley-Davidson, Inc.	202,000	12,977

Beverages 0.60%

Beam, Inc.	230,000	14,870

Capital Markets 5.15%

Affiliated Managers Group, Inc.*	135,000	24,656
Ares Capital Corp.	1,718,000	29,704
Invesco Ltd.	802,000	25,584
Raymond James Financial, Inc.	694,373	28,935
TD Ameritrade Holding Corp.	686,000	17,959
Total		126,838

Chemicals 2.43%

Axiall Corp.	542,000	20,482
CF Industries Holdings, Inc.	58,700	12,376
Chemtura Corp.*	649,900	14,941
International Flavors & Fragrances, Inc.	147,000	12,098
Total		59,897

Commercial Banks 6.80%

CIT Group, Inc.*	790,000	38,528
Comerica, Inc.	797,000	31,330
Fifth Third Bancorp	1,526,000	27,529
M&T Bank Corp.	237,000	26,525
SunTrust Banks, Inc.	1,350,000	43,767
Total		167,679

Commercial Services & Supplies 0.63%

Tyco International Ltd. (Switzerland)(a)	442,000	15,461

Computers & Peripherals 2.15%

NCR Corp.*	936,000	37,075
NetApp, Inc.	375,400	16,000
Total		53,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
Construction & Engineering 1.92%

Jacobs Engineering Group, Inc.*	413,600	$24,063
URS Corp.	430,947	23,164
Total		47,227

Containers & Packaging 0.58%

Rock-Tenn Co. Class A	140,000	14,178

Electric: Utilities 2.90%

ITC Holdings Corp.	161,000	15,111
NV Energy, Inc.	1,039,915	24,552
PPL Corp.	1,046,000	31,778
Total		71,441

Electronic Equipment, Instruments & Components 3.45%

Anixter International, Inc.*	369,000	32,347
Arrow Electronics, Inc.*	584,000	28,341
TE Connectivity Ltd. (Switzerland)(a)	471,000	24,388
Total		85,076

Energy Equipment & Services 2.26%

Atwood Oceanics, Inc.*	319,800	17,602
Rowan Cos., plc Class A*	485,000	17,809
Tidewater, Inc.	342,000	20,277
Total		55,688

Food Products 1.98%

Bunge Ltd.	450,000	34,160
Pinnacle Foods, Inc.	549,000	14,532
Total		48,692

Health Care Equipment & Supplies 0.85%

Hologic, Inc.*	1,017,000	21,001

Health Care Providers & Services 6.86%

Cardinal Health, Inc.	402,000	20,964
CIGNA Corp.	488,000	37,508
Community Health Systems, Inc.	634,741	26,342
DaVita HealthCare Partners, Inc.*	223,800	12,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
Health Care Providers & Services (continued)

Humana, Inc.	283,800	$26,487
Laboratory Corp. of America Holdings*	263,000	26,074
Universal Health Services, Inc. Class B	251,000	18,822
Total		168,931

Hotels, Restaurants & Leisure 1.53%

Hyatt Hotels Corp. Class A*	341,000	14,649
Orient-Express Hotels Ltd. Class A*	1,766,774	22,933
Total		37,582

Household Durables 2.33%

Jarden Corp.*	296,564	14,354
Lennar Corp. Class A	356,000	12,602
Tupperware Brands Corp.	352,000	30,402
Total		57,358

Information Technology Services 1.59%

Fidelity National Information Services, Inc.	845,000	39,242

Insurance 10.21%

ACE Ltd. (Switzerland)(a)	270,000	25,261
Allstate Corp. (The)	503,400	25,447
Brown & Brown, Inc.	448,700	14,403
Everest Re Group Ltd.	229,900	33,430
Hartford Financial Services Group, Inc.	1,734,000	53,962
Lincoln National Corp.	894,600	37,564
Marsh & McLennan Cos., Inc.	509,800	22,202
XL Group plc (Ireland)(a)	1,275,600	39,314
Total		251,583

Life Sciences Tools & Services 1.61%

Life Technologies Corp.*	102,000	7,633
PerkinElmer, Inc.	850,000	32,087
Total		39,720

Machinery 5.09%

Dover Corp.	384,700	34,558
IDEX Corp.	381,600	24,899
Oshkosh Corp.*	545,000	26,694
Pentair Ltd. (Switzerland)(a)	606,000	39,354
Total		125,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
Media 1.52%

Interpublic Group of Cos., Inc. (The)	2,177,000	$37,401

Metals & Mining 2.04%

Allegheny Technologies, Inc.	607,000	18,525
Reliance Steel & Aluminum Co.	434,500	31,836
Total		50,361

Multi-Line Retail 1.07%

Macy’s, Inc.	608,000	26,308

Multi-Utilities 3.71%

CMS Energy Corp.	1,053,000	27,715
Sempra Energy	453,242	38,798
Wisconsin Energy Corp.	616,000	24,874
Total		91,387

Oil, Gas & Consumable Fuels 4.57%

Cimarex Energy Co.	165,000	15,906
Noble Energy, Inc.	397,000	26,603
Pioneer Natural Resources Co.	103,300	19,503
Range Resources Corp.	197,000	14,950
Southwestern Energy Co.*	474,000	17,244
Tesoro Corp.	419,000	18,428
Total		112,634

Paper & Forest Products 0.69%

International Paper Co.	380,000	17,024

Personal Products 0.78%

Avon Products, Inc.	934,700	19,255

Pharmaceuticals 3.22%

Actavis, Inc.*	269,800	38,851
Mylan, Inc.*	1,064,000	40,613
Total		79,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 5.86%

BioMed Realty Trust, Inc.	1,061,800	$19,739
Brandywine Realty Trust	1,054,600	13,900
Camden Property Trust	361,000	22,180
DDR Corp.	1,143,000	17,956
Liberty Property Trust	723,000	25,739
Macerich Co. (The)	245,600	13,862
Ventas, Inc.	202,800	12,472
Vornado Realty Trust	219,500	18,451
Total		144,299

Real Estate Management & Development 2.00%

Jones Lang LaSalle, Inc.	419,900	36,657
Realogy Holdings Corp.*	291,000	12,519
Total		49,176

Road & Rail 2.11%

Con-way, Inc.	101,100	4,357
Hertz Global Holdings, Inc.*	1,108,000	24,553
Ryder System, Inc.	387,000	23,104
Total		52,014

Semiconductors & Semiconductor Equipment 3.77%

Analog Devices, Inc.	590,000	27,759
NVIDIA Corp.	1,585,000	24,663
NXP Semiconductors NV (Netherlands)*(a)	670,000	24,931
Xilinx, Inc.	334,000	15,651
Total		93,004

Software 1.27%

Adobe Systems, Inc.*	240,000	12,466
Symantec Corp.	762,000	18,859
Total		31,325

Specialty Retail 1.88%

Chico’s FAS, Inc.	1,255,000	20,908
CST Brands, Inc.	468,226	13,953
Pier 1 Imports, Inc.	592,000	11,556
Total		46,417

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND September 30, 2013

Investments	Shares	Fair Value (000)
Trading Companies & Distributors 1.61%

HD Supply Holdings, Inc.*	547,000	$12,018
WESCO International, Inc.*	361,000	27,627
Total		39,645

Water Utilities 0.52%

American Water Works Co., Inc.	311,000	12,838
Total Common Stocks (cost $1,956,202,670)		2,440,780

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.61%

Repurchase Agreement

Repurchase Agreement dated 9/30/2013, Zero Coupon due 10/1/2013 with Fixed Income Clearing Corp. collateralized by $14,875,000 of U.S. Treasury Note. at 2.125% due 5/31/2015; value: $15,432,813; proceeds: $15,129,664 (cost $15,129,664)	$15,129	15,129

Total Investments in Securities 99.66% (cost $1,971,332,334)		2,455,909

Cash and Other Assets in Excess of Liabilities 0.34%		8,393

Net Assets 100.00%		$2,464,302

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,440,780	$—	$—	$2,440,780
Repurchase Agreement	—	15,129	—	15,129
Total	$2,440,780	$15,129	$—	$2,455,909

(1)	Refer to note 2(d) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended September 30, 2013.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund (the “Fund,”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information

Notes to Schedule of Investments (unaudited)(concluded)

available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the nine months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,973,462,245
Gross unrealized gain	510,051,714
Gross unrealized loss	(27,604,484)
Net unrealized security gain	$482,447,230

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

Item 2: Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: November 22, 2013

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 22, 2013